Investments in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity and measurement alternative method investments

December 31,	2019	2018
(Dollars in millions)
Equity method investments:
Capital contributions, loans, advances and adjustments	$116	$116
Cumulative share of income	2,099	1,930
Cumulative share of distributions	(1,748)	(1,587)
Total equity method investments	467	459
Measurement alternative method investments	21	21
Total investments in unconsolidated entities	$488	$480

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and results of operations of TDS’ equity method investments:

December 31,	2019	2018
(Dollars in millions)
Assets
Current	$1,516	$1,299
Noncurrent	5,776	5,010
Total assets	$7,292	$6,309

Liabilities and Equity
Current liabilities	$626	$436
Noncurrent liabilities	1,132	405
Partners’ capital and shareholders’ equity	5,534	5,468
Total liabilities and equity	$7,292	$6,309

Equity method investments, summarized results of operations

Year Ended December 31,	2019	2018	2017
(Dollars in millions)
Results of Operations
Revenues	$6,929	$6,801	$6,585
Operating expenses	5,043	4,985	4,985
Operating income	1,886	1,816	1,600
Other income (expense), net	(24)	9	(3)
Net income	$1,862	$1,825	$1,597